Consolidated statements of cash flow (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)	$ 94,219	$ (34,595)	$ (43,538)	$ (118,548)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Depreciation, depletion and amortization	108,280	70,365	140,687	150,662
Stock based compensation	40,304
Loss on disposal of assets, net	1,989	4,075	9,777	8,447
Loss on extinguishment of debt	17,095		515
Non-cash loss on extinguishment of debt	10,230
Amortization of debt issuance costs	2,729	1,063	2,154	1,958
Bad debt expense, net of recoveries	5	83	(1,164)	2,778
Deferred tax expense	1,024
Unrealized gain on investments, net	(8,526)
Provision for inventory obsolescence				2,804
Changes in operating assets and liabilities:
Accounts receivable	(174,371)	(25,317)	(89,639)	12,378
Inventories	(63,881)	(7,423)	(16,118)	(3,489)
Prepaid expenses and other assets	(7,108)	201	3,750	(1,027)
Accounts payable	(12,750)	(286)	31,639	(5,129)
Accrued expenses	82,629	18,614	6,162	(5,780)
Deferred revenues and other current liabilities			(283)
Deferred revenues and other liabilities	9,691
Net cash provided by operating activities	84,464	26,780	43,942	45,054
Cash flows from investing activities:
Investment in property, plant & equipment	(116,069)	(53,607)	(87,400)	(48,037)
Proceeds from sale of assets	46,101	17,586	17,553	4,680
Acquisitions, net of cash acquired	(257,267)	(2,430)	(4,292)	(1,260)
Investment in preferred shares of BPC	(47,202)		(4,244)
Initial investment in Flotek	(10,000)
Other investments	(3,893)
Net cash used in investing activities	(388,330)	(38,451)	(78,383)	(44,617)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	587,560	42,084	223,730	187,622
Repayments of long-term debt	(497,825)	(18,856)	(182,402)	(201,316)
Borrowings from revolving credit agreements	197,233	14,000
Repayments to revolving credit agreements	(122,883)	(10,000)
Payment of debt issuance costs	(23,584)	(1,127)	(1,979)	(1,043)
Purchase of noncontrolling interests			(577)
IPO Preparation costs			(1,982)
Member contribution	5,000
Proceeds from issuance of common stock	329,118
Payment of THRC related equity	(72,931)
Payment of common stock issuance costs	(27,444)
Other			75	(585)
Net cash provided by (used in) financing activities	374,244	26,101	36,865	(15,322)
Net increase in cash, cash equivalents, and restricted cash	70,378	14,430	2,424	(14,885)
Cash, cash equivalents, and restricted cash beginning of period	5,376	2,952	2,952	17,837
Cash, cash equivalents, and restricted cash end of period	75,754	17,382	5,376	2,952
Supplemental cash flow information:
Cash payments for interest	13,139	12,624	23,544	20,952
Cash payments for taxes	118		(212)	391
Non-cash investing and financing activities:
Capital expenditures included in accounts payable	27,377	$ 7,837
Operating lease liabilities incurred from obtaining right-of-use-assets	$ 44,968
Acquisition of land in exchange for other current liability			30,000
Acquisition of non-controlling interests in exchange for other current liability			3,893
Retirement of long-term debt by member			$ 18,000	$ 10,549